Expense Example - Boston Partners Long/Short Equity Fund	Feb. 27, 2026 USD ($)
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,789
Expense Example, with Redemption, 3 Years	6,001
Expense Example, with Redemption, 5 Years	10,472
Expense Example, with Redemption, 10 Years	22,886
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	204
Expense Example, with Redemption, 3 Years	676
Expense Example, with Redemption, 5 Years	1,175
Expense Example, with Redemption, 10 Years	$ 2,547